Income tax (Tables)	12 Months Ended
Dec. 31, 2016
Income tax
Schedule of current and deferred portion of income tax expenses
	Years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Current tax expenses	282,795	414,952	762,540
Deferred tax	(80,309)	5,047	(30,553)

Total	202,486	419,999	731,987

Schedule of reconciliations of differences between PRC statutory income tax rate and effective income tax rate

	Years ended December 31,
	2014	2015	2016
PRC statutory income tax rate	25.00%	25.00%	25.00%
R&D super deduction	(0.35)%	(0.25)%	(0.18)%
Non-deductible expenses	9.12%	2.44%	0.72%
Expired tax loss	0.78%	—	—
Wavier of tax liabilities due to liquidation	(0.87)%	—	—
Non-taxable income	—	(3.20)%	(0.09)%
Different tax rate of group entities operating in other jurisdiction	—	—	0.58%
True up	—	—	(0.08)%
Others	(0.10)%	(0.02)%	—

	33.58%	23.97%	25.95%

Schedule of components of deferred income tax assets and liabilities

	As of December 31,
	2015	2016
Deferred tax assets:
Accrued expense	64,398	80,099
Unrealized gain for intragroup transaction	7,146	5,587
Net loss carryforward	4,233	12,752
Government subsidy	1,550	1,468
Provision for allowance for doubtful accounts	513	1,281
Depreciation for property and equipment	3,166	7,843

Total deferred tax assets	81,006	109,030

Deferred tax liabilities:
Difference in basis of land use rights	(85,059)	(130,520)

Total deferred tax liabilities	(85,059)	(130,520)